Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Financial Risk Management [Abstract]
Summary of Currency Risk Exposure

Cash, cash equivalents and other financial assets of Immatics N.V. and Immatics GmbH held in USD

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Cash and cash equivalents	76,351	76,381
Other financial assets	268,423	112,713
Total assets exposed to the risk	344,774	189,094

Summary of Sensitivity Analysis of Foreign Currency Risk

Sensitivity analysis of Immatics N.V. and Immatics GmbH for 2024:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 10% against U.S. dollars	1.1428	(31,343)	313,431
Euro strengthens by 10% against U.S. dollars	0.9350	38,308	383,083

Sensitivity analysis of Immatics N.V. and Immatics GmbH for 2023:

	Conversion rate	Profit/(loss)	Carrying amount
	(Euros in thousands)
Euro weakens by 10% against U.S. dollars	1.2155	(17,190)	171,904
Euro strengthens by 10% against U.S. dollars	0.9945	21,010	210,105

Sensitivity analysis of Immatics US, Inc. for 2024:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 10% against U.S. dollars	1.1428	(7,395)	73,953
Euro strengthen by 10% against U.S. dollars	0.9350	9,039	90,387

Sensitivity analysis of Immatics US, Inc. for 2023:

	Conversion rate	OCI	Carrying amount
	(Euros in thousands)
Euro weakens by 10% against U.S. dollars	1.2155	(970)	9,705
Euro strengthen by 10% against U.S. dollars	0.9945	1,186	11,861

Summary of Liquidity Risk

As of December 31, 2024, and 2023, the Group held the following funds to counteract liquidity risk.

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Cash and cash equivalents	236,748	218,472
Short-term deposits	367,704	207,423
Total funds available	604,452	425,895